Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income (loss)	$ 23,707	$ 55,880	$ (66,593)	$ 153,102	$ (782,184)
Basic weighted average shares outstanding	577,937	2,100,481	577,937	2,100,481	7,511,529
Basic and net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)
Class A Non-Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income (loss)	$ 289,084	$ 187,488	$ (812,055)	$ 769,071	$ (583,482)
Basic weighted average shares outstanding	7,047,500	7,047,500	7,047,500	10,551,265	5,603,340
Basic and net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income (loss)	$ 5,743	$ 3,724	$ (16,132)	$ 216,786	$ (164,960)	$ 1,969,342
Basic weighted average shares outstanding	140,000	140,000	140,000	2,974,190	1,584,160	7,187,500
Basic and net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)	$ 0.27